Organization and Principal Activities (Details) - Schedule of income and cash flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Income and Cash Flows [Abstract]
Total revenue	$ 24,761,112	$ 24,871,302	$ 15,688,080
Net income	1,882,512	4,571,795	2,944,550
Net cash used in operating activities	(22,495,295)	(3,310,074)	(2,255,959)
Net cash (used in) provided by investing activities	(82,733)		3,261
Net cash provided by financing activities	$ 10,463,813	$ 4,378,228	$ 1,777,271